Employees' Retirement Benefits (The Accumulated Benefit Obligation and the Fair Value of Plan Assets in the Plans With Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Employees' Retirement Benefits
Accumulated benefit obligation	¥ 2,074,323	¥ 2,146,523
Fair value of plan assets	¥ 1,085,593	¥ 1,135,376